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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset                         Karl O. Hartmann
Management Inc. and Morgan Stanley & Co. Incorporated   ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Belinda A. Brady
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR

Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
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CUSTODIANS

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            MUNICIPAL BOND PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO THE LEHMAN
7-YEAR MUNICIPAL BOND INDEX(1)
----------------------------------------------------

                                                 TOTAL RETURNS(2)
                                    -------------------------------------------
                                                    ONE       AVERAGE ANNUAL
                                        YTD        YEAR       SINCE INCEPTION
                                       -----     ---------  -------------------
PORTFOLIO--CLASS A................        5.31%       7.68%           6.76%
INDEX.............................        5.56        7.87            7.99

1. The Lehman 7-Year Municipal Bond Index consists of investment grade bonds with maturities between 6-8 years, rated BAA or better. All bonds have been taken from issues of at least $50 million in size sold within the last five years.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------
THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

The Municipal Bond Portfolio seeks high current income consistent with preservation of principal through investment in a portfolio consisting primarily of intermediate and long-term investment grade municipal obligations, the interest on which is exempt from Federal income tax.

For the nine months ended September 30, 1998, the Portfolio had a total return of 5.31% for the Class A shares compared to 5.56% for the Lehman 7-Year Municipal Bond Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of 7.68% for the Class A shares compared to 7.87% for the Index. From inception on January 18, 1995 through September 30, 1998, the average annual total return of Class A was 6.76% compared to 7.99% for the Index. As of September 30, 1998, the Portfolio had an SEC 30-day yield of 4.02% for the Class A shares.

The U.S. fixed income markets were a desirable place to be invested during the third quarter, with Treasuries forging full speed ahead and other fixed income asset classes making valiant efforts to try to keep pace. The municipal bond market was one of the more successful of these other fixed income asset classes, putting in a strong showing for the quarter. Intermediate municipals have returned over 5% year-to-date, which is a Treasury equivalent yield of over 8% thus far this year.

For bond investors, the third quarter of 1998 will rank as one of the most interesting periods in memory. An extraordinary confluence of global financial and economic developments conspired to create a "flight-to-quality," producing a powerful rally in U.S. Treasury securities that pushed yields on longer term Treasury issues to record lows. By the end of the quarter, the 30-year Treasury bond was yielding 4.98% compared with 5.63% at the start of the quarter. Financial markets were primarily driven by concerns that the contagion arising from the Asian economic crisis was spreading to other countries, most notably Russia, which devalued its currency and declared a debt moratorium in August. At the same time, Japan, the world's second largest economy, remained mired in a deep recession with little hope of a quick recovery. Compounding matters was the near-collapse of Long Term Capital Management, a well-known hedge fund, which increased fears of further instability throughout the financial system. At the Federal Reserve's final policy meeting of the quarter on September 29, the FOMC voted to ease monetary policy via a 25 basis point reduction in the targeted Federal Funds Rate. The following statement, released after the FOMC meeting, provides thoughtful insight into current Fed policy: "The action was taken to cushion the effects on prospective economic growth in the United States of increasing weakness in foreign economies and of less accommodative financial conditions domestically. The recent changes in the global economy and adjustments in U.S. financial markets mean that a slightly lower Federal Funds Rate should now be consistent with keeping inflation low and sustaining economic growth going forward."

The municipal bond market remained busy during the third quarter, with new issue volume year-to-date up 37% over the comparable period last year. Total new issuance of $213 billion was comprised of 65% new money and 35% refunding issuance. The breakout between new money and refundings is a positive sign for the municipal market, demonstrating the strong need for municipalities to expand and improve their basic infrastructure. The largest categories of new issuance were for education, general municipal purposes, health care and transportation. New York was the busiest state issuer during the first three quarters, selling $28.2 billion of long-term debt. California was close behind with $25.6 billion, followed by Texas, Pennsylvania and Florida. With interest rates at current levels, we expect new issuance to remain strong through the end of the year.

During the third quarter, individual investors were active participants. Individuals picked up the pace from earlier in the year as equity market jitters cast the municipal bond market in a very favorable light. Crossover buyers (taxable buyers that switch into tax exempt bonds when they are attractively priced relative to Treasuries) were less active during the quarter than they have previously been. They were most likely distracted by the rapid widening of yield spreads on the corporate, mortgage and other non-Treasury securities in their portfolios. As the quarter came to a close, municipals were trading at their least expensive sustained levels relative to Treasuries in the last 20 years. Going into the fourth quarter, we will look for opportunities to take advantage of the current exceptional value in the municipal market.

Lori A. Cohane
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

 FACE
AMOUNT                                                       VALUE
(000)                                                        (000)
------                                                      -------
TAX-EXEMPT INSTRUMENTS (98.4%)
  DAILY VARIABLE RATE BONDS (3.5%)
$ 300    New York City, New York, General Obligation
          Bonds, Sub. Series A4, 3.80%, 8/01/23             $   300
  600    New York City, New York, Sub. Series A10, 4.25%,
          8/01/16                                               600
  300    New York, New York, General Obligation Bonds,
          Series B, 4.25%, 8/15/19                              300
  200    Ohio State Air Quality Development Authority
          Revenue Bonds, Cincinnati Gas and Electric,
          Series 85A, 4.15%, 12/01/15                           200
                                                            -------
  TOTAL DAILY VARIABLE RATE BONDS (Cost $1,400)               1,400
                                                            -------
  WEEKLY VARIABLE RATE BONDS (0.2%)
  100    Maryland State, Health & Higher Educational
          Facilities Authority, Revenue Bonds, Series B,
          3.60%, 4/01/35                                        100
                                                            -------
  TOTAL WEEKLY VARIABLE RATE BONDS (Cost $100)                  100
                                                            -------
  FIXED RATE INSTRUMENTS (94.7%)
1,000    California State, Department of Water Revenue
          Bonds, Series Q, 6.00%, 12/01/10                    1,174
1,920    City of Dallas, Texas, General Obligation Bonds,
          6.00%, 2/15/06                                      2,164
  250    Connecticut State, General Obligation Bonds,
          Series C, 5.50%, 3/15/03                              268
  175    Connecticut State, General Obligation Bonds,
          Series C, 6.15%, 11/15/03                             191
1,500    Connecticut State, General Obligation Bonds,
          Series E, 6.00%, 3/15/12                            1,747
1,400    Connecticut State, Housing Finance Authority,
          Revenue Bonds, Sub. Series D-1, 6.20%, 5/15/17      1,489
  500    Fairfax County, Virginia, Water Authority Revenue
          Bonds, 6.00%, 4/01/22 Prerefunded 4/01/07 at 102      578
1,500    Florida State Board of Education, Capital Outlay,
          Public Education, General Obligation Bonds,
          6.40%, 6/01/19                                      1,634
  500    Georgia State, General Obligation Bonds, Series
          F, 6.50%, 12/01/06                                    590
1,000    Gwinnett County, Georgia, General Obligation
          Bonds, 6.00%, 1/01/11                               1,094

 FACE
AMOUNT                                                       VALUE
(000)                                                        (000)
------                                                      -------
$1,000   Hawaii State, General Obligation Bonds, Series
          CJ, 6.20%, 1/01/12
          Prerefunded 1/01/05 at 100                        $ 1,125
  570    Huntsville, Alabama, General Obligation Bonds,
          Series A, 5.50%, 2/01/20                              595
1,000    Kentucky State Housing Corp., Revenue Bonds,
          Series A, 6.00%, 7/01/10                            1,070
1,625    Michigan State Housing Development Authority,
          Revenue Bonds, Series A, 6.75%, 12/01/14            1,760
1,400    Mississippi State, General Obligation Bonds,
          6.00%, 2/01/09
          Prerefunded 2/01/05 at 100                          1,559
1,475    Montana State, General Obligation Bonds, Long
          Range Building Program, Series C, 6.00%, 8/01/13
          Prerefunded 8/01/04 at 100                          1,636
2,000    Municipal Assistance Corp. for City of New York,
          NY, Revenue Bonds, 6.00%, 7/01/04                   2,219
  960    Ohio State, Housing Finance Agency, Residential
          Mortgage Revenue Bonds, Series A-1, 6.20%,
          9/01/14                                             1,038
1,000    Orlando, Florida, Utilities Commission Water &
          Electric, Revenue Bonds, Series D, 6.75%,
          10/01/17                                            1,244
   50    Puerto Rico Commonwealth Highway & Transportation
          Authority, Revenue Bonds, Series T, 6.50%,
          7/01/22
          Prerefunded 7/01/02 at 101.50                          56
  600    Salt Lake City, Utah, General Obligation Bonds,
          6.375%, 6/15/11                                       637
1,385    Shelby County, Tennessee, General Obligation
          Bonds, Series B, 5.50%, 8/01/10                     1,542
1,250    Texas A & M University, Revenue Bonds, Series B,
          6.00%, 7/01/11
          Prerefunded 7/01/02 at 100                          1,348
1,500    Texas State, Public Finance Authority, Series A,
          5.95%, 10/01/15
          Prerefunded 4/01/05 at 100                          1,671
1,500    Triborough Bridge & Tunnel Authority, New York,
          Revenue Bonds, Series Y, 6.00%, 1/01/12             1,739

 FACE
AMOUNT                                                       VALUE
(000)                                                        (000)
------                                                      -------
  FIXED RATE INSTRUMENTS (CONTINUED)
$1,000   Utah State, Housing Financing Agency, Single
          Family Mortgage Revenue Bonds, Series G-1, Class
          I, 5.50%, 7/01/16                                 $ 1,039
1,000    Virginia Beach, Virginia, General Obligation
          Bonds, 6.00%, 9/01/10 Prerefunded 9/01/04 at 102    1,126
  500    Virginia State Housing Development Authority,
          Commonwealth Mortgage Revenue Bonds, Series B,
          6.60%, 1/01/12                                        541
1,000    Virginia State Housing Development Authority,
          Commonwealth Mortgage Revenue Bonds, Series B,
          6.65%, 1/01/13                                      1,082
1,000    Washington State, General Obligation Bonds,
          Series B, 6.40%, 6/01/17                            1,214
1,440    Wisconsin State, Clean Water Revenue Bonds,
          Series 1, 6.875%, 6/01/11                           1,790
1,115    Wisconsin State, General Obligation Bonds, Series
          2, 5.125%, 11/01/11                                 1,200
                                                            -------
  TOTAL FIXED RATE INSTRUMENTS (Cost $35,529)                38,160
                                                            -------
TOTAL TAX-EXEMPT INSTRUMENTS (Cost $37,029)                  39,660
                                                            -------

                                                             VALUE
                                                             (000)
                                                            -------
TOTAL INVESTMENTS (98.4%) (Cost $37,029)                    $39,660
                                                            -------
OTHER ASSETS AND LIABILITIES (1.6%)
  Other Assets                                                  718
  Liabilities                                                   (70)
                                                            -------
                                                                648
                                                            -------
NET ASSETS (100%)                                           $40,308
                                                            -------
                                                            -------

CLASS A:
--------
NET ASSETS                                                  $40,308
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 3,757,809 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                    $ 10.73
                                                            -------
                                                            -------

------------------------------

Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate.
These instruments are payable on demand and are secured by a letter of credit or other support agreements.

Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.

Prerefunded Bonds. Outstanding bonds have been refunded to the first call date (prerefunded date) by the issuance of new bonds. Principal and interest are paid from monies escrowed in U.S. Treasury securities. Prerefunded bonds are generally re-rated AAA due to the U.S. Treasury escrow.